Derivative Instruments - Schedule of Net Realized and Unrealized Gains and Losses on Derivative Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Foreign currency forward contract
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized losses on foreign currency transactions	$ (598)